INTANGIBLES (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Cost basis	$ 3,474,719	$ 52,500
Less: Accumulated amortization	(160,825)	(5,000)
Intangibles, net	3,313,894	47,500
Licensing Agreement - Bright
Cost basis		50,000	0
Less: Accumulated amortization		(2,500)	0
Intangibles, net		$ 47,500	$ 0